CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, shares authorized		259,000,000	259,000,000
Big Token, Inc. [Member]
Preferred Stock, shares authorized	398,000,000	398,000,000	398,000,000
Preferred Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common Stock, shares authorized	250,000,000	250,000,000	250,000,000
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	12,546,022	10,109,530	9,910,565
Common Stock, shares outstanding	12,546,022	10,109,530	9,910,565
Common Class A [Member] | Big Token, Inc. [Member]
Common Stock, shares authorized	1,000,000	1,000,000	1,000,000
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	0	0	0
Common Stock, shares outstanding	0	0	0
Common Class B [Member]
Common Stock, shares authorized	9,000,000	9,000,000	9,000,000
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	0	0	0
Common Stock, shares outstanding	0	0	0
Common Class B [Member] | Big Token, Inc. [Member]
Common Stock, shares authorized	1,000,000	1,000,000	1,000,000
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	1,000,000	1,000,000	1,000,000
Common Stock, shares outstanding	1,000,000	1,000,000	1,000,000